Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES:

a.	Basis for preparation of the financial statements:

The Group’s consolidated financial statements as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017, are in compliance with International Financial Reporting Standards, which are standards and interpretations thereto issued by the International Accounting Standard Board (hereinafter “IFRS”).

In connection with the presentation of these consolidated financial statements it is noted as follows:

1)	The significant accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all years presented, unless otherwise stated.

2)	These consolidated financial statements have been prepared under the historical cost convention, as modified by the revaluation of plan assets related to the retirement benefit obligation, and financial liabilities (including derivative instruments) measured at fair value through profit or loss.

3)	The preparation of consolidated financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. Areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in note 3. Actual results may differ materially from estimates and assumptions used by management.

4)	The Group analyzes the expenses recognized in the consolidated statement of loss using a classification method based on the expenses’ function.

b.	Consolidation

Inter-company transactions and balances eliminated as part of the consolidation.

Accounting policies of the Subsidiary are those of the Company and have been consistently applied.

c.	Translation of foreign currency balances and transactions:

1)	The functional currency and the presentation currency

Items included in the financial statements of the Company and its Subsidiary have been prepared in the currency of the principal economic environment in which it operates (hereinafter – “the functional currency”). Effective January 1, 2016, the Group changed its functional currency to the U.S. dollar (hereinafter – “dollar” or “USD”) from the New Israeli Shekel (hereinafter – “NIS”). This change was based on management’s assessment that the dollar is the primary currency of the economic environment in which the Group operates. Accordingly effective January 1, 2016, the functional currency of the Group is the USD.

The consolidated financial statements are presented in USD, which is the Group’s presentation currency, and rounded to the nearest thousand.

2)	Transactions and balances

Transactions made in a currency which is different from the functional currency (hereinafter – “foreign currency”) are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at the end-of-year exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in income or loss.

Gains and losses from changes in exchange rates are presented in the consolidated statement of loss and other comprehensive loss within the “Financing income in respect of deposits and exchange differences” line item.

d.	Property and equipment

Property and equipment are initially recognized at purchased cost. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of replaced items is derecognized. All other repairs and maintenance are charged to income or loss during the financial period in which they are incurred.

Property and equipment is recognized at cost less accumulated depreciation.

Depreciation is calculated using the straight line method over the estimated useful life of the asset as follows:

Machinery and equipment	6 – 10 years (primarily 10)
Furniture	7 – 14 years
Computers	3 years

Leasehold improvements are depreciated using the straight line method over the shorter of the term of the lease or the estimated useful lives of the assets.

The assets’ residual values, their useful lives and the depreciation method are reviewed, and adjusted if appropriate, at the end of each year.

Gains or losses with respect to disposals are determined by comparing the net proceeds with the carrying amount and recognized in the consolidated statement of loss and other comprehensive loss within “Other income – net” line item.

e.	Intangible assets:

Computer programs

Licenses to use purchased computer programs are capitalized on the basis of the costs incurred in their purchase and preparation for use of the specific program. These costs are amortized using the straight line method over the estimated useful life of the assets (usually three years).

Costs related to the maintenance of computer programs are recognized as expenses when incurred.

f.	Impairment of non-monetary assets

Non-monetary assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less selling costs and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels of identifiable cash flows (cash-generating units). Non-monetary assets that were impaired are reviewed for possible reversal of the impairment recognized at each balance sheet date.

g.	Financial instruments:

1)	Classification

The Group classifies its financial assets to the category of receivables. The classification depends, among other things, on the purpose for which the financial assets were purchased. Management determines the classification of financial assets upon initial recognition.

Receivables

Receivables are non-derivative financial assets with fixed or determinable payments that are not quoted on an active market. These assets are classified as current assets, except for maturities longer than 12 months following the date of the balance sheet which are classified as non-current assets. The Group’s receivables are included in “accounts receivable”, “short-term deposits” and “cash and cash equivalents” in the consolidated balance sheet (see also sections i and j below).

The Group classifies its financial liabilities to the following categories: financial liabilities at fair value through profit or loss and financial liabilities at amortized cost. The Group’s management determines the classification of financial liabilities upon initial recognition.

a)	Financial liabilities at fair value through profit or loss.

Warrants allotted to investors with a cashless exercise mechanism. In accordance with International Accounting Standard 32: “Financial Instruments: Presentation”, these warrants classified as a “financial liability”. As the aforementioned liability is a non-equity derivative financial instrument, it is classified in accordance with IAS 39 as a financial liability at fair value through profit or loss, which is measured at its fair value at each date of the balance sheet, with changes in the fair value carried to “profit from changes in fair value of warrants issued to investors” in the consolidated statement of loss and comprehensive loss.

b)	Financial liabilities at amortized cost

Trade payables and financial liabilities included in “other liabilities” are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

2)	Recognition and measurement

Regular purchases and sales of financial assets are recorded at the date of the settlement which is the date on which the asset was delivered to the Group or delivered from the Group.

Investments are initially recognized at fair value plus transaction costs for all financial assets not carried at fair value through profit or loss. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Group has transferred substantially all risks and rewards of ownership associated with these assets. Receivables are subsequently carried at amortized cost using the effective interest method.

Gains or losses arising from the changes in the fair value of financial assets at fair value through profit or loss are presented in the consolidated statement of loss and other comprehensive loss within “other income - net” line item in the period in which they were incurred.

As to methods for measurement of the Group’s financial instruments, see note 4.

3)	Impairment of financial assets

The Group assesses at each date of the balance sheet whether there is objective evidence that a financial asset or group of financial assets measured at amortized cost is impaired. A financial asset or a group of financial assets is impaired and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a ‘loss event’) and that loss event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated.

h.	Inventory

Inventory is measured at the lower of cost or net realizable value.

The cost is determined on the basis of “first in-first out” basis. Cost of purchased products and inventory in process includes costs of design, raw materials, direct labor, other direct costs and fixed production overheads.

Net realizable value is an estimated selling price in the ordinary course of business less applicable variable selling expenses.

Provisions for potentially obsolete or slow-moving inventory are made based on management’s analysis of inventory levels and historical obsolescence.

Materials and other supplies held for use in the production of inventories are not written down below cost if the finished products in which they will be incorporated are expected to be sold at or above cost.

The Group periodically analyzes anticipated product sales based on historical results, current backlog and marketing plans. Based on these analyses, the Group anticipates that certain products will not be sold during the next twelve months, such products were classified within the non-current assets.

i.	Trade receivables

The balance of trade receivables includes amounts due from customers for products sold or services rendered in the ordinary course of business. If collection is expected in one year or less, they are classified as current assets. If not, they are presented as non-current assets.

Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less provision for doubtful accounts.

j.	Cash and cash equivalents

Cash and cash equivalents include cash on hand and deposits held at call with banks with original maturities of three months or less.

k.	Current and deferred taxes

Tax expenses for the reported years include current taxes. The taxes are recognized in the consolidated statements of Loss and other comprehensive Loss.

The amount that was recorded as current taxes, is calculated based on the tax laws that have been enacted or substantively enacted at the balance sheet date, in countries in which the Company and its Subsidiary operate and generate taxable income. The Group’s management periodically evaluates the tax implications applicable to the taxable income, in accordance with the relevant tax laws, and creates provisions in accordance with the amounts expected to be paid to the tax authorities.

The Group recognizes deferred taxes using the liability method, for temporary differences between the amounts of assets and liabilities included in the financial statements, and the amounts for tax purposes. Deferred taxes are not recognized, if the temporary differences arise at the initial recognition of the asset or liability which at the time of the transaction has no effect on profit or loss, whether for accounting or tax reporting. The amount of deferred taxes is determined using the tax rates (and laws) which are expected to apply when the related deferred tax assets is realized or the deferred tax liabilities will be settled.

Deferred tax assets are recognized for temporary differences that are tax deductible, up to the amount of the differences that are expected to be utilized in the future, against taxable income.

No deferred tax assets have been recorded in the Group’s books and records with respect to accumulated losses since it is not probable that the Group will be able to utilize such losses in the foreseeable future against taxable income.

Deferred tax assets and liabilities are offset only if:

-	There is a legally enforceable right to offset current tax assets against current tax liabilities; and
-	Deferred income tax assets and liabilities relate to income taxes imposed by the same taxation authority on the same taxable entity.

In the event of a dividend distribution originating from tax exempted “benefited enterprises”, tax will be levied on the amount distributed using the tax rate that would have been applicable to Company had it not been exempted from tax. In the event of such a distribution, the amount of tax will be recognized as an expense in the consolidated statement of loss and other comprehensive loss.

l.	Employee benefits

1)	Pension and severance pay obligations

Israeli labor laws and Company’s work agreements require the Company to pay retirement benefits to employees terminated or leaving their employment, in certain circumstances. Most of the Company’s employees are covered by a defined contribution plan under Section 14 of the Israel Severance Pay Law. According to the plan, the Company regularly makes payments to severance pay or pension funds without having a legal or constructive obligation to pay further contributions if the funds does not hold sufficient assets to pay all employees in the plan the benefits relating to employee service in the current and prior periods. Contributions for severance pay or pension are recognized as employee benefit expenses when they are due commensurate with receipt of work services from the employee and no further provision is required in the financial statements.

With respect to the remaining employees, the Company records a liability on its balance sheet for defined benefit plans that represent the present value of the defined benefit obligation as of each reporting date, net of the fair value of plan assets. The present value of the defined benefit liability is determined by discounting the anticipated future cash outflows, using interest rates that are denominated in the currency in which the benefits will be payable.

2)	Vacation and recreation pay

Under the Israeli law each employee is legally entitled to vacation and recreation benefits. The entitlement is based on term of employment. The Group records such obligations as incurred.

3)	Bonus plans

The Group record bonus obligation when a contractual or constructive obligation exists. Such bonus obligation is record in the amount expected to be paid, to the extent that the Group can reliably estimate the amount expected to be paid.

m.	Share based payments

The Company granted several equity-settled share based compensation plans to the Group’s employees and other service providers in connection with their service to the Group. The fair value of such services is calculated at the grant date and amortized to the statement of loss and other comprehensive loss during the vesting period. The total amount charged as an expense is determined taking into consideration the fair value of the options granted:

-	Without considering service and performance conditions, which are non-market vesting conditions (e.g. meeting profit and sales targets and continued employment in the Company for a certain period).

-	Non-market vesting conditions are included among the assumptions in connection with the estimate level of options vesting period. The total expense is recognized during the vesting period, which is the period over which all of the specified vesting conditions of the share-based payment are to be satisfied.

The Group analyze the estimate level of options vesting period at each cut-off date, based on non-market vesting conditions. In case such analysis result in a variance vs. the original estimates, the Group records such variance in profit or loss, with a corresponding adjustment to equity.

When the options are exercised, the Company issues new shares. The proceeds, less directly related transaction costs, are reflected in the share capital (at par value) and in share premium.

n.	Revenue recognition

Revenues are measured in accordance with the fair value of the consideration received or receivable in respect of sales supplied in the ordinary course of business. Revenues are presented net of value added tax, returns, rebates and discounts.

1)	Sales of goods:

Revenue from the sale of goods is recognized when all of the following conditions are met:

●	The Group transferred the significant risks and rewards of ownership of the goods to the purchaser;

●	The Group does not retain continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold;

●	The amount of the revenue can be measured reliably. The amount of the revenue is not considered as being reliably measured until all the conditions relating to the transaction are met. The Group bases its estimates on past experience, considering the type of customer, type of transaction and special details of each arrangement;

●	It is probable that the economic benefits that are associated with the transaction will flow to the Group; and

●	The costs incurred or to be incurred in respect of the transaction can be measured reliably.

2)	Construction contracts:

A construction contract is defined by IAS 11, “Construction contracts”, as a contract specifically negotiated for the construction of an asset.

When the outcome of a construction contract can be estimated reliably and it is probable that the contract will be profitable, the revenue and the associated costs recognized over the contract period by reference to the stage of completion. The Group recognizes expected loss immediately once concluded that it’s probable.

When the outcome of a construction contract cannot be estimated reliably, the Group recognizes revenue only to the extent of contract costs incurred that it is probable will be recoverable.

Variations in contract work, claims and incentive payments are included in contract revenue to the extent that may have been agreed with the customer and are capable of being reliably measured.

The Group uses the “percentage-of-completion method” to determine the appropriate amount to recognize in a given period. The stage of completion is measured by reference to the contract costs incurred up to the end of the reporting period as a percentage of total estimated costs for each contract. Costs incurred in the period in connection with the future activities on a contract are excluded from contract costs in determining the stage of completion.

The Group classified the net contract position for each contract as either an asset or a liability as part of the balance sheet. Net contract classified as an asset when the incurred costs plus recognized profits (less recognized losses) exceed progress billings and as a liability if otherwise.

o.	Leases

Lease agreements in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made in connection with operating leases are recognized in profit or loss using the straight-line basis over the term of the lease.

p.	Loss per share

Loss per share is based on the loss that is attributed to the shareholders holding ordinary shares, divided by the weighted average number of ordinary shares in issue during the period.

For purposes of the calculation of the diluted loss per share, the Group adjusts the loss that is attributed to the holders of the Company’s ordinary shares, and the weighted average number of ordinary shares in issue, to assume conversion of all of the dilutive potential shares.

The potential shares are taken into account only if their effect is dilutive (increases loss per share).

q.	New international financial reporting standards, amendments to standards and new interpretations:

Standards, amendments and interpretations to existing standards which are not yet effective and have not been early adopted by the Group:

a)	International Financial Reporting Standard 9 “Financial Instruments” (hereinafter – “IFRS 9” or “the Standard”):

IFRS 9 deals with the classification, measurement and recognition of financial assets and financial liabilities. The full version of IFRS 9 was published in July 2014. This Standard replaces the present existing directives in International Accounting Standard 39 “Financial Instruments: Recognition and Measurement” (hereinafter – “IAS 39”) regarding the classification and measurement of financial instruments. IFRS 9 leaves the measurement model connected with measuring financial assets, but simplifies it and sets forth three main categories: amortized cost, fair value through other comprehensive income and fair value through profit or loss. The classification is based on the business model of the entity and on characteristics of the contractual cash flows of the financial asset. Investments in capital instruments will be measured at fair value through profit or loss. Nevertheless, the entity’s management can choose, on the date of initial recognition, irrevocably, to present the changes in fair value of an investment in a capital instrument in other comprehensive income, without recycling them to profit or loss.

The Standard presents a new model for an impairment of financial instruments, based on the Expected Credit Loss Model. This model replaces the existing model in IAS 39, which is based on the Incurred Loss Model. The new impairment model requires the recognition of impairment provisions based on expected credit losses (hereinafter – “ECL”) rather than only incurred credit losses as is the case under IAS 39. It applies to financial assets classified at amortized cost, debt instruments measured at fair value in other comprehensive income and contract assets under IFRS 15 Revenue from Contracts with Customers. The new model, may result in an earlier recognition of credit losses.

Regarding classification and measurement of financial liabilities, there were no changes, excluding the recognition of changes in the fair value of liabilities designated to the fair value through “profit or loss” category, resulting from the entity’s own credit risk, in other comprehensive income.

The Standard will be implemented retrospectively as from annual periods starting January 1, 2018. The Group will implement IFRS 9 commencing January 1, 2018. According to the provisions of IFRS 9 it may be implemented earlier. The Group has assessed IFRS 9’s potential impacts on its consolidated financial statements and concluded that the implementation will not have a material effect.

b)	International Financial Reporting Standard 15 “Revenues from Contracts with Customers” (hereinafter – “IFRS 15”).

IFRS 15 will replace, on its first implementation, the directives on the subject of recognizing revenues existing today under International Financial Reporting Standards.

The core principle of IFRS 15 is that revenues from contracts with customers must be recognized in a way that reflects the transfer of control of goods or services supplied to customers in the framework of the contracts by amounts which reflect the proceeds that the entity expects that it will be entitled to receive for those goods or services.

IFRS 15 sets forth a single model for recognizing revenues, according to which the entity will recognize revenues according to the said core principle by implementing five stages:

(1)	Identifying the contract(s) with the customer.
(2)	Identifying the separate performance obligations in the contract.
(3)	Determining the transaction price.
(4)	Allocating the transaction price to separate performance obligations in the contract.
(5)	Recognizing revenue when (or as) each of the performance obligations is satisfied.

The Standard will be implemented retrospectively as from annual periods starting January 1, 2018.

The Group has established a team to examine the expected effects of the application of IFRS 15 on its consolidated financial statements. The Group intends to apply IFRS 15 on the date it becomes effective as from the first quarter of 2018, in accordance with the transitional directive, which allows recognition of the cumulative effect of the initial application as an adjustment to the opening balance of equity of initial application.

Based on such examination, management concluded that the implementation of IFRS 15 will not have a material effect on its consolidated financial statements.

c)	International Financial Reporting Standard 16 “Leases” (hereafter – “IFRS 16”).

IFRS 16, Leases, which replaces the current guidance in IAS 17. IFRS 16 requires lessees, with certain exceptions, to recognize a lease liability reflecting future lease payments and a ‘right-of-use asset’ for lease contracts. The standard is effective for annual periods beginning on or after January 1, 2019, with earlier application permitted if IFRS 15, Revenue from Contracts with Customer, is also applied. The Group is yet to assess IFRS 16’s full impact.